CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (60,606)	¥ (416,694)	¥ (580,811)	¥ (514,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss from foreign currency exchange	256	1,757
Share-based compensation expense	4,056	27,886	35,069	48,242
Depreciation and amortization	4,795	32,970	29,007	16,579
Impairment loss	1,071	7,364
Contribution from a shareholder			384	1,636
Deferred taxes (benefits)/expenses	11	73	(327)	(310)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(12,714)	(87,412)	(16,493)	(21,449)
Other non-current assets	188	1,296	800	(1,684)
Deferred revenue	68,988	474,326	514,423	414,943
Accrued expenses and other liabilities	(540)	(3,717)	66,960	86,937
Taxes payable	(1,173)	(8,068)	6,062	(1,391)
Net cash provided by operating activities	4,332	29,781	55,074	28,725
Cash flows from investing activities:
Purchases of property and equipment	(2,561)	(17,605)	(35,392)	(37,094)
Purchase of intangible assets	(576)	(3,962)	(8,935)	(3,063)
Placement of time deposits	(32,665)	(224,586)	(226,721)	(893,864)
Placement of short-term investments	(27,645)	(190,073)	(100,000)
Withdrawal of time deposits	40,190	276,326	381,833	688,792
Withdrawal of short-term investments	22,544	155,002
Purchase of held-to-maturity security				(6,884)
Net cash (used in)/provided by investing activities	(713)	(4,898)	10,785	(252,113)
Cash flows from financing activities:
Proceeds from IPO, CPP and exercise of over-allotment options, net of expenses				424,459
Proceeds from exercise of stock options	234	1,611	260	35
Drawdown of long-term loan	12,487	85,856
Long-term loan repayment	(2,772)	(19,060)
Net cash provided by financing activities	9,949	68,407	260	424,494
Effect of exchange rate changes on cash and cash equivalents	(27)	(186)	(20,953)	26,894
Net increase in cash and cash equivalents	13,541	93,104	45,166	228,000
Cash and cash equivalents at the beginning of the year	46,548	320,039	274,873	46,873
Cash and cash equivalents at the end of the year	60,089	413,143	320,039	274,873
Supplemental disclosure of cash flow information
Cash paid for income taxes	1,533	10,538		433
Cash paid for interest expenses	$ 283	¥ 1,944
Non-cash supplemental financing activities
Accretion to preferred shares redemption value (Note 11)				91,631
Contribution from a shareholder (Note 18)			¥ 384	1,636
Deemed contribution from preferred shares (Note 11)				¥ 2,618